Income Tax Status (Details) - Covista Retirement Plan (the "Plan")	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Nov. 21, 2017
Tax qualification status	us-gaap:QualifiedPlanMember